Cash dividend (Details) - USD ($)	Nov. 29, 2024	Dec. 31, 2025	Dec. 31, 2024
Dividends Payable [Line Items]
Ordinary share, shares outstanding		12,938,128	12,938,128
S 2024 Dividends
Dividends Payable [Line Items]
Dividends payable, declared	Nov. 29, 2024
Cash dividend (per share)	$ 0.35
Ordinary share, shares outstanding	12,938,128
Dividends payable, date of record	Dec. 13, 2024
Total amount paid to shareholders	$ 4,528,344,800
Dividends payable, date to be paid	Dec. 20, 2024